Average Annual Total Returns - Class D Shares - Janus Henderson Adaptive Global Allocation Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Adaptive Global Allocation 60/40 Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	13.97%	4.71%	Jun. 23, 2015	13.28%	3.54%	Jun. 23, 2015	8.56%	3.28%	Jun. 23, 2015	26.60%	7.93%	19.18%	6.58%	8.22%	4.09%